INCOME TAXES - Tax amounts recognized in profit or loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
INCOME TAXES
Special Mining Duty	7.50%
Current income tax expense	$ 22,354	$ 22,512
Mexican 7.5% Special Mining Duty expense	8,068	9,371
Withholding tax expense	1,601	3,150
Deferred income tax expense (recovery)	2,517	(2,698)
Deferred Mexican 7.5% Special Mining Duty expense	64	293
Tax expenses (Total income taxes)	$ 34,604	$ 32,628